Stock Based Compensation (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 06, 2025	Jun. 21, 2024	Jun. 13, 2023	Dec. 31, 2022	Oct. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 100,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					1 year 3 months 18 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				6 years	6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			24,818	52	52	181
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 424.80	$ 424.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					36
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures			1,068
Share-Based Payment Arrangement, Option [Member] | Options Vesting On Third Anniversary Of Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						71
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period						3 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period			6 months		6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	35	71.36	0	52	52	107,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsNonvestedWeightedAverageGrantDateFairValue1-0]			$ 547.20		$ 547.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		71	123		123,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 2,121.60	$ 3,240.00			$ 2,881.62	$ 3,902.40				$ 6,768.00
[custom:ShareBasedCompensationArrangementByShareBasedPaymentOrginalAwardEquityInstrumentsOtherThanOptionsForfeitedInPeriod]			13			1
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsForfeitedInPeriodAdditions]					32
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested			$ 61,000
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 72.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					4 years
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			10 years			6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 2,635.20
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					3 years
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			5 years			5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 60.00			$ 1,516.80
2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			468,000		196,000		500,000	160,000	60,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			vest over a one to four-year period from the date of grant.		vest over a one to four-year period from the date of grant.
2018 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			10 years		10 years
2020 Inducement Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized											55
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			55		55